UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21931

Name of Fund:    BlackRock Real Asset Equity Trust (BCF)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Real Asset Equity Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2014

Date of reporting period: 01/31/2014

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2014 (Unaudited)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chemicals — 15.4%
Agrium, Inc.	67,900	$5,914,090
Air Products & Chemicals, Inc. (a)	88,600	9,315,404
Celanese Corp., Series A (a)	89,300	4,522,152
The Dow Chemical Co. (a)	154,325	7,023,331
EI du Pont de Nemours & Co. (a)	347,800	21,219,278
Monsanto Co. (a)	64,500	6,872,475
The Mosaic Co. (a)	19,000	848,540
Olin Corp.	162,200	4,170,162
Potash Corp. of Saskatchewan, Inc. (a)	179,400	5,618,808
Praxair, Inc.	159,300	19,867,896

		85,372,136
Containers & Packaging — 2.7%
MeadWestvaco Corp. (a)	419,800	15,142,186
Energy Equipment & Services — 3.3%
Cameron International Corp. (a)(b)	56,000	3,358,320
Halliburton Co. (a)	125,800	6,165,458
Schlumberger Ltd. (a)	99,983	8,755,511

		18,279,289
Machinery — 4.6%
Caterpillar, Inc. (a)	206,700	19,411,197
Deere & Co. (a)	71,400	6,137,544

		25,548,741
Metals & Mining — 33.7%
African Rainbow Minerals Ltd.	224,750	4,442,092
Agnico Eagle Mines Ltd. (a)	62,550	1,944,054
Alcoa, Inc. (a)	250,650	2,884,982
Allegheny Technologies, Inc. (a)	35,000	1,100,400
Alumina Ltd. (b)	1,627,566	1,805,086
Anglo American Platinum Ltd. (b)	35,444	1,415,681
Anglo American PLC	77,945	1,837,864
AngloGold Ashanti Ltd. — ADR	130,000	1,903,200
Barrick Gold Corp. (a)	88,300	1,702,424
BHP Billiton PLC	648,600	19,093,867
Carpenter Technology Corp.	36,466	2,119,039
Cia de Minas Buenaventura SA — ADR	143,900	1,784,360
Detour Gold Corp. (b)	129,200	830,592
Dominion Diamond Corp. (b)	126,700	1,845,184
Eldorado Gold Corp.	409,900	2,605,694
Eramet	13,550	1,291,669
First Quantum Minerals Ltd. (a)	484,600	8,671,675
Freeport-McMoRan Copper & Gold, Inc. (a)	108,400	3,513,244
Fresnillo PLC	475,000	5,932,403
Glencore Xstrata PLC	3,512,887	18,521,578
Goldcorp, Inc. (a)	216,950	5,399,886
Goldcorp, Inc.	80,000	1,996,139
IAMGOLD Corp.	243,500	894,200
Iluka Resources Ltd.	818,486	6,248,527
Impala Platinum Holdings Ltd.	370,200	3,867,382
Industrias Penoles SAB de CV	333,569	7,760,580
Jiangxi Copper Co. Ltd., Class H	1,339,500	2,410,971

Common Stocks	Shares	Value
Metals & Mining (concluded)
Kazakhmys PLC	268,500	$783,511
Kinross Gold Corp.	240,900	1,103,322
Lundin Mining Corp. (a)(b)	800,000	3,498,092
Minsur SA	3,846,986	2,193,995
MMC Norilsk Nickel OJSC — ADR	68,120	1,034,945
Nevsun Resources Ltd.	978,250	3,592,406
New Gold, Inc. (b)	378,000	2,168,727
Newcrest Mining Ltd.	314,085	2,590,638
Newmont Mining Corp.	51,550	1,113,480
OZ Minerals Ltd.	397,359	1,218,773
Platinum Group Metals Ltd. (b)	888,518	1,045,081
Randgold Resources Ltd. — ADR	30,000	2,067,000
Rio Tinto PLC	414,104	22,025,529
Silver Wheaton Corp.	80,000	1,736,800
Southern Copper Corp. (a)	68,806	1,925,192
Teck Resources Ltd., Class B (a)	362,600	8,725,190
United States Steel Corp. (a)	38,200	997,402
Vale SA — ADR	519,000	7,058,400
Vedanta Resources PLC	432,700	5,719,849
Western Areas Ltd.	879,500	2,040,505
Zijin Mining Group Co Ltd., Class H	5,225,731	1,110,038

		187,571,648
Oil, Gas & Consumable Fuels — 31.5%
Anadarko Petroleum Corp. (a)	102,500	8,270,725
BG Group PLC	347,000	5,832,352
BP PLC	1,400,000	10,971,879
Cairn Energy PLC (b)	620,000	2,198,704
Caracal Energy, Inc. (b)	333,183	2,390,794
Chevron Corp. (a)	177,800	19,847,814
Cimarex Energy Co. (a)	44,000	4,311,120
ConocoPhillips (a)	186,300	12,100,185
CONSOL Energy, Inc. (a)	63,579	2,374,676
Devon Energy Corp.	42,000	2,487,240
Enbridge, Inc. (a)	59,800	2,510,660
Eni SpA	208,500	4,734,785
EOG Resources, Inc. (a)	39,300	6,493,932
Exxon Mobil Corp. (a)	210,800	19,427,328
Imperial Oil Ltd.	52,000	2,126,689
Kosmos Energy Ltd. (b)	216,570	2,239,334
Noble Energy, Inc. (a)	122,000	7,604,260
Oil Search Ltd.	585,197	4,111,419
Phillips 66 (a)	49,400	3,610,646
Range Resources Corp. (a)	67,500	5,817,825
Royal Dutch Shell PLC — ADR	315,900	21,828,690
Southwestern Energy Co. (a)(b)	205,100	8,345,519
Statoil ASA	246,500	5,842,216
Suncor Energy, Inc.	119,200	3,913,336
TransCanada Corp. (a)	134,400	5,843,006

		175,235,134

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many securities have been abbreviated according to the following list:	ADR American Depositary Receipt	MXN Mexican New Peso
	AUD Australian Dollar	NOK Norwegian Krone
	CAD Canadian Dollar	PEN Peruvian Neuvo Sol
	GBP British Pound	USD US Dollar
	HKD Hong Kong Dollar	ZAR South African Rand

JANUARY 31, 2014	1

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Paper & Forest Products — 4.1%
Fibria Celulose SA — ADR (b)	238,100	$2,659,577
International Paper Co.	341,900	16,322,306
Mondi PLC	237,512	3,594,148

		22,576,031
Real Estate Investment Trusts (REITs) — 2.4%
Weyerhaeuser Co. (a)	439,200	13,123,296
Total Long-Term Investments (Cost — $504,509,588) — 97.7%		542,848,461

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)(d)	16,796,788	$16,796,788
Total Short-Term Securities (Cost — $16,796,788) — 3.0%		16,796,788
Total Investments Before Options Written (Cost — $521,306,376*) — 100.7%		559,645,249

Options Written
(Premiums Received — $4,507,526) — (0.6)%		(3,314,102)
Total Investments Net of Options Written — 100.1%		556,331,147
Liabilities in Excess of Other Assets — (0.1)%		(636,012)

Net Assets — 100.0%		$555,695,135

Notes to Schedule of Investments

*	As of January 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$602,089,870

Gross unrealized appreciation	$7,112,730
Gross unrealized depreciation	(49,557,351)

Net unrealized depreciation	$(42,444,621)

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

(d)	Investments in issuers considered to be an affiliate of the Trust during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2013	Net Activity	Shares Held at January 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	21,163,179	(4,366,391)	16,796,788	$2,679

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of January 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
AUD	418,873	USD	366,728	JPMorgan Chase Bank N.A.	2/03/14	$(150)
USD	34,278	GBP	20,825	Citigroup Global Markets, Inc.	2/03/14	44
USD	89,911	GBP	54,456	JPMorgan Chase Bank N.A.	2/03/14	391
USD	832,794	CAD	934,000	BNP Paribas S.A.	2/04/14	(5,814)
USD	68,957	GBP	41,894	Citigroup Global Markets, Inc.	2/04/14	88
USD	49,568	HKD	385,000	BNP Paribas S.A.	2/04/14	(21)
Total						$(5,462)

2	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)

•	Exchange-traded options written as of January 31, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Caterpillar, Inc.	Call	USD	91.00	2/07/14	435	$(141,375)
Caterpillar, Inc.	Call	USD	93.00	2/07/14	598	(109,135)
EOG Resources, Inc.	Call	USD	170.00	2/07/14	60	(6,570)
The Mosaic Co.	Call	USD	48.00	2/07/14	49	(98)
Barrick Gold Corp.	Call	USD	19.50	2/14/14	310	(16,740)
Chevron Corp.	Call	USD	123.00	2/14/14	100	(550)
Schlumberger Ltd.	Call	USD	91.00	2/14/14	391	(14,467)
Chevron Corp.	Call	USD	121.75	2/22/14	100	(496)
Halliburton Co.	Call	USD	51.50	2/22/14	190	(6,198)
Agnico Eagle Mines Ltd.	Call	USD	32.50	2/24/14	100	(8,600)
Alcoa, Inc.	Call	USD	10.00	2/24/14	474	(72,048)
Anadarko Petroleum Corp.	Call	USD	85.00	2/24/14	179	(14,857)
Cameron International Corp.	Call	USD	62.50	2/24/14	148	(9,990)
Caterpillar, Inc.	Call	USD	92.50	2/24/14	1,034	(294,172)
Celanese Corp., Series A	Call	USD	57.50	2/24/14	312	(6,240)
Chevron Corp.	Call	USD	125.00	2/24/14	142	(994)
ConocoPhillips	Call	USD	72.50	2/24/14	186	(1,023)
CONSOL Energy, Inc.	Call	USD	41.00	2/24/14	222	(2,220)
Deere & Co.	Call	USD	90.00	2/24/14	140	(6,510)
Deere & Co.	Call	USD	92.50	2/24/14	145	(2,103)
EOG Resources, Inc.	Call	USD	175.00	2/24/14	77	(11,435)
Exxon Mobil Corp.	Call	USD	97.50	2/24/14	213	(3,195)
First Quantum Minerals Ltd.	Call	CAD	20.00	2/24/14	859	(47,433)
Freeport-McMoRan Copper & Gold, Inc.	Call	USD	37.00	2/24/14	214	(963)
Freeport-McMoRan Copper & Gold, Inc.	Call	USD	38.00	2/24/14	165	(578)
Lundin Mining Corp.	Call	CAD	5.00	2/24/14	1,000	(11,223)
MeadWestvaco Corp.	Call	USD	37.50	2/24/14	350	(7,000)
Monsanto Co.	Call	USD	115.00	2/24/14	225	(3,488)
Noble Energy, Inc.	Call	USD	75.00	2/24/14	195	(1,950)
Potash Corp. of Saskatchewan, Inc.	Call	USD	33.00	2/24/14	317	(5,389)
Range Resources Corp.	Call	USD	85.00	2/24/14	240	(75,000)
Southern Copper Corp.	Call	USD	29.00	2/24/14	120	(3,900)
Southwestern Energy Co.	Call	USD	41.00	2/24/14	34	(3,145)
Southwestern Energy Co.	Call	USD	42.00	2/24/14	33	(1,865)
Teck Resources Ltd., Class B	Call	CAD	29.00	2/24/14	342	(6,141)
TransCanada Corp.	Call	CAD	48.00	2/24/14	470	(39,457)
United States Steel Corp.	Call	USD	31.00	2/24/14	200	(2,100)
Weyerhaeuser Co.	Call	USD	32.00	2/24/14	1,022	(10,220)
Weyerhaeuser Co.	Call	USD	33.00	2/24/14	516	(5,160)
The Mosaic Co.	Call	USD	48.00	2/28/14	17	(646)
Air Products & Chemicals, Inc.	Call	USD	115.00	3/24/14	310	(24,800)
Alcoa, Inc.	Call	USD	12.00	3/24/14	402	(16,482)
Allegheny Technologies, Inc.	Call	USD	37.50	3/24/14	262	(3,930)
Cameron International Corp.	Call	USD	65.00	3/24/14	50	(4,000)
Chevron Corp.	Call	USD	118.25	3/24/14	140	(7,386)
Cimarex Energy Co.	Call	USD	110.00	3/24/14	152	(26,600)
Deere & Co.	Call	USD	90.00	3/24/14	124	(12,214)
The Dow Chemical Co.	Call	USD	46.00	3/24/14	540	(78,570)
EI du Pont de Nemours & Co.	Call	USD	65.00	3/24/14	303	(11,514)
Enbridge, Inc.	Call	CAD	47.00	3/24/14	161	(10,914)
First Quantum Minerals Ltd.	Call	CAD	21.00	3/24/14	838	(43,264)
Goldcorp, Inc.	Call	USD	27.00	3/24/14	380	(21,470)

JANUARY 31, 2014	3

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)

•	Exchange-traded options written as of January 31, 2014 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Lundin Mining Corp.	Call	CAD	5.00	3/24/14	425	$(8,586)
MeadWestvaco Corp.	Call	USD	37.50	3/24/14	199	(9,950)
Phillips 66	Call	USD	77.50	3/24/14	172	(17,630)
Potash Corp. of Saskatchewan, Inc.	Call	USD	34.00	3/24/14	310	(8,990)
Southwestern Energy Co.	Call	USD	41.00	3/24/14	30	(4,995)
Southwestern Energy Co.	Call	USD	42.00	3/24/14	260	(32,630)
Teck Resources Ltd., Class B	Call	CAD	29.00	3/24/14	244	(9,420)
Total						$(1,308,019)

•	Over-the-counter options written as of January 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Chevron Corp.	Morgan Stanley & Co. International PLC	Call	USD	123.71	2/03/14	14,000	$—
ConocoPhillips	Morgan Stanley & Co. International PLC	Call	USD	73.02	2/03/14	53,600	(1)
Fibria Celulose SA — ADR	Morgan Stanley & Co. International PLC	Call	USD	12.06	2/03/14	39,300	(2)
International Paper Co.	Morgan Stanley & Co. International PLC	Call	USD	48.54	2/03/14	59,500	(9,492)
Kosmos Energy Ltd.	Bank of America N.A.	Call	USD	11.17	2/03/14	12,000	(11)
Exxon Mobil Corp.	Credit Suisse International	Call	USD	100.39	2/04/14	16,400	—
Noble Energy, Inc.	Citibank N.A.	Call	USD	70.49	2/04/14	4,000	—
Royal Dutch Shell PLC — ADR	Citibank N.A.	Call	USD	68.05	2/04/14	47,400	(55,227)
African Rainbow Minerals Ltd.	Deutsche Bank AG	Call	ZAR	185.82	2/05/14	36,000	(109,494)
Caracal Energy, Inc.	Morgan Stanley & Co. International PLC	Call	GBP	4.48	2/05/14	22,800	(175)
Glencore Xstrata PLC	Morgan Stanley & Co. International PLC	Call	GBP	3.12	2/05/14	615,000	(106,308)
Rio Tinto PLC	Morgan Stanley & Co. International PLC	Call	GBP	33.71	2/05/14	61,100	(7,562)
Carpenter Technology Corp.	Morgan Stanley & Co. International PLC	Call	USD	61.36	2/06/14	12,700	(539)
EI du Pont de Nemours & Co.	Citibank N.A.	Call	USD	61.55	2/06/14	30,400	(13,250)
BG Group PLC	Goldman Sachs International	Call	GBP	12.47	2/07/14	57,500	(1)
BP PLC	Goldman Sachs International	Call	GBP	4.70	2/07/14	245,000	(40,145)
Imperial Oil Ltd.	Goldman Sachs International	Call	CAD	47.86	2/07/14	18,000	(65)
Kazakhmys PLC	Goldman Sachs International	Call	GBP	1.97	2/07/14	94,000	(637)
Mining and Metallurgical Co. Norilsk Nickel OJSC	Goldman Sachs International	Call	USD	15.71	2/10/14	23,800	(1,054)
Suncor Energy, Inc.	Bank of America N.A.	Call	USD	35.26	2/10/14	20,900	(425)
Anglo American PLC	Morgan Stanley & Co. International PLC	Call	GBP	13.42	2/11/14	27,200	(45,301)
Cairn Energy PLC	Morgan Stanley & Co. International PLC	Call	GBP	2.70	2/11/14	27,000	—
Glencore Xstrata PLC	Credit Suisse International	Call	GBP	3.11	2/11/14	615,000	(129,382)
Caracal Energy, Inc.	Goldman Sachs International	Call	GBP	4.66	2/12/14	30,000	(65)
Iluka Resources Ltd.	Deutsche Bank AG	Call	AUD	8.75	2/12/14	143,200	(23,577)
Minsur SA	Citibank N.A.	Call	PEN	1.46	2/13/14	320,000	(17,363)
Olin Corp.	Citibank N.A.	Call	USD	29.78	2/13/14	29,600	(2)
Southwestern Energy Co.	Deutsche Bank AG	Call	USD	40.04	2/13/14	26,000	(30,835)
EI du Pont de Nemours & Co.	Morgan Stanley & Co. International PLC	Call	USD	61.30	2/14/14	61,000	(33,942)
Cairn Energy PLC	Morgan Stanley & Co. International PLC	Call	GBP	2.63	2/18/14	27,000	—
Suncor Energy, Inc.	Deutsche Bank AG	Call	USD	34.66	2/19/14	20,800	(2,914)
BHP Billiton PLC	UBS AG	Call	GBP	18.65	2/20/14	113,500	(31,460)
Goldcorp, Inc.	Morgan Stanley & Co. International PLC	Call	CAD	25.47	2/20/14	28,000	(61,428)
MeadWestvaco Corp.	Citibank N.A.	Call	USD	36.87	2/20/14	46,000	(5,970)
Rio Tinto PLC	Credit Suisse International	Call	GBP	33.36	2/20/14	83,800	(70,569)
Southwestern Energy Co.	Deutsche Bank AG	Call	USD	39.93	2/20/14	10,000	(14,400)
Vedanta Resources PLC	Morgan Stanley & Co. International PLC	Call	GBP	8.22	2/20/14	78,300	(20,322)
MeadWestvaco Corp.	Citibank N.A.	Call	USD	37.06	2/24/14	46,000	(7,076)
Devon Energy Corp.	Morgan Stanley & Co. International PLC	Call	USD	61.10	2/26/14	14,700	(13,703)

4	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)

•	Over-the-counter options written as of January 31, 2014 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Oz Minerals Ltd.	Goldman Sachs International	Call	AUD	2.97	2/26/14	69,500	$(32,738)
Royal Dutch Shell PLC — ADR	Citibank N.A.	Call	USD	68.05	2/26/14	47,400	(84,088)
African Rainbow Minerals Ltd.	Deutsche Bank AG	Call	ZAR	189.81	2/27/14	42,000	(113,840)
Cairn Energy PLC	UBS AG	Call	GBP	2.75	2/27/14	27,000	—
Caracal Energy, Inc.	Goldman Sachs International	Call	GBP	4.48	2/27/14	20,000	(1,396)
Fresnillo PLC	Deutsche Bank AG	Call	GBP	7.69	2/27/14	41,200	(22,039)
Vedanta Resources PLC	Morgan Stanley & Co. International PLC	Call	GBP	8.90	2/27/14	73,000	(3,607)
Deere & Co.	Morgan Stanley & Co. International PLC	Call	USD	91.12	2/28/14	12,500	(5,302)
Fibria Celulose SA — ADR	Citibank N.A.	Call	USD	11.61	2/28/14	44,000	(6,890)
Platinum Group Metals Ltd.	Citibank N.A.	Call	CAD	1.24	2/28/14	310,900	(37,548)
International Paper Co.	Morgan Stanley & Co. International PLC	Call	USD	49.15	3/04/14	60,100	(45,614)
Kosmos Energy Ltd.	Morgan Stanley & Co. International PLC	Call	USD	10.52	3/04/14	20,700	(8,144)
Royal Dutch Shell PLC — ADR	Citibank N.A.	Call	USD	71.78	3/04/14	6,300	(1,905)
Newcrest Mining Ltd.	UBS AG	Call	AUD	9.47	3/05/14	109,900	(54,535)
Oil Search Ltd.	Goldman Sachs International	Call	AUD	8.25	3/05/14	90,200	(11,191)
Industrias Penoles SAB de CV	Citibank N.A.	Call	MXN	339.58	3/06/14	36,200	(8,917)
Minsur SA	Deutsche Bank AG	Call	PEN	1.49	3/06/14	319,500	(16,052)
Anglo American Platinum Ltd.	Deutsche Bank AG	Call	ZAR	469.45	3/07/14	12,400	(9,836)
BG Group PLC	UBS AG	Call	GBP	13.32	3/07/14	64,000	(18)
BHP Billiton PLC	Credit Suisse International	Call	GBP	18.52	3/07/14	113,500	(37,919)
Cairn Energy PLC	Goldman Sachs International	Call	GBP	2.78	3/07/14	31,700	(3)
Caracal Energy, Inc.	Credit Suisse International	Call	GBP	4.56	3/07/14	14,300	(780)
Fresnillo PLC	Credit Suisse International	Call	GBP	7.97	3/07/14	125,000	(47,714)
Impala Platinum Holdings Ltd.	Deutsche Bank AG	Call	ZAR	121.84	3/07/14	130,000	(42,349)
Mondi PLC	Morgan Stanley & Co. International PLC	Call	GBP	9.93	3/07/14	83,000	(12,678)
Halliburton Co.	Morgan Stanley & Co. International PLC	Call	USD	48.78	3/10/14	25,000	(39,380)
Agrium, Inc.	Credit Suisse International	Call	USD	88.44	3/11/14	23,700	(47,400)
Eldorado Gold Corp.	Morgan Stanley & Co. International PLC	Call	CAD	7.23	3/11/14	143,400	(44,794)
Noble Energy, Inc.	Citibank N.A.	Call	USD	66.92	3/11/14	19,500	(13,664)
Teck Resources Ltd., Class B	Deutsche Bank AG	Call	CAD	27.30	3/11/14	68,300	(57,411)
Enbridge, Inc.	Deutsche Bank AG	Call	CAD	47.14	3/13/14	4,800	(2,674)
Exxon Mobil Corp.	Credit Suisse International	Call	USD	99.49	3/14/14	36,000	(5,215)
Olin Corp.	Credit Suisse International	Call	USD	26.16	3/14/14	27,100	(16,802)
Cairn Energy PLC	Morgan Stanley & Co. International PLC	Call	GBP	2.68	3/18/14	31,700	(25)
Caracal Energy, Inc.	Credit Suisse International	Call	GBP	4.56	3/18/14	14,300	(1,056)
BP PLC	Morgan Stanley & Co. International PLC	Call	GBP	4.83	3/25/14	245,000	(37,650)
Alumina Ltd.	Morgan Stanley & Co. International PLC	Call	AUD	1.30	3/26/14	569,600	(26,838)
Jiangxi Copper Co. Ltd., Class H	UBS AG	Call	HKD	14.06	3/26/14	469,000	(36,979)
Oil Search Ltd.	Morgan Stanley & Co. International PLC	Call	AUD	8.35	3/26/14	114,600	(14,257)
Statoil ASA	UBS AG	Call	NOK	156.05	3/26/14	80,700	(16,016)
Western Areas Ltd.	UBS AG	Call	AUD	2.64	3/26/14	307,800	(49,754)
Zijin Mining Group Co Ltd., Class H	Deutsche Bank AG	Call	HKD	1.73	3/26/14	1,830,000	(14,267)
Industrias Penoles SAB de CV	Deutsche Bank AG	Call	MXN	342.18	3/27/14	25,000	(10,096)
Minsur SA	Citibank N.A.	Call	PEN	1.78	3/27/14	320,000	(3,331)
Kosmos Energy Ltd.	Morgan Stanley & Co. International PLC	Call	USD	10.81	4/01/14	21,500	(8,020)
Praxair, Inc.	Credit Suisse International	Call	USD	127.21	4/01/14	56,000	(98,504)
Minsur SA	Citibank N.A.	Call	PEN	1.78	4/08/14	320,000	(4,150)
Total							$(2,006,083)

JANUARY 31, 2013	5

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Chemicals	$85,372,136	—	—	$85,372,136
Containers & Packaging	15,142,186	—	—	15,142,186
Energy Equipment & Services	18,279,289	—	—	18,279,289
Machinery	25,548,741	—	—	25,548,741
Metals & Mining	84,180,740	$103,390,908	—	187,571,648
Oil, Gas & Consumable Fuels	141,543,779	33,691,355	—	175,235,134
Paper & Forest Products	18,981,883	3,594,148	—	22,576,031
Real Estate Investment Trusts (REITs)	13,123,296	—	—	13,123,296
Short-Term Securities	16,796,788	—	—	16,796,788
Total	$418,968,838	$140,676,411	—	$559,645,249

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$523	—	—	$523
Liabilities:
Equity contracts	(1,293,938)	$(2,020,164)	—	(3,314,102)
Foreign currency exchange contracts	(5,985)	—	—	(5,985)
Total	$(1,299,400)	$(2,020,164)	—	$(3,319,564)

[1]    Derivative financial instruments are foreign currency exchange contracts and options written. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

6	JANUARY 31, 2014

Schedule of Investments (concluded)	BlackRock Real Asset Equity Trust (BCF)

The carrying amount for certain of the Trust’s assets approximates fair value for financial reporting purposes. As of January 31, 2014, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$50,826	—	—	$50,826
Foreign currency at value	1,112,819	—	—	1,112,819
Total	$1,163,645	—	—	$1,163,645

There were no transfers between Levels during the period ended January 31, 2014.

JANUARY 31, 2014	7

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Real Asset Equity Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Real Asset Equity Trust

Date: March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Real Asset Equity Trust

Date: March 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Real Asset Equity Trust

Date: March 25, 2014